William G. Hu
                                  Attorney at Law
                               435 E 70th Street, #7C
                                 New York, NY 10021

Phone: (212) 734-2789	                                 Fax:  (212) 809-1289
                                                    Email: wmhu2000@yahoo.com

                                 October 31, 2005


Mr. John Reynolds
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, NE
Washington, D.C. 20549
Mail Stop 3561

       Re:   Dahua Inc.
             Amendment No. 2 to Registration Statement on Form SB-2 File No. 333-122622

Dear Mr. Reynolds:

            Pursuant to your comment letter dated August 18, 2005, attached please find Amendment No. 2 to Registration Statement on Form SB-2/A with updated financial statements.

            Set forth below are restated responses to your comments dated March 17, 2005, which was submitted to you on August 12, 2005. The comments are restated in quotation marks and set forth below in the same numerical order. All page numbers referred to hereunder are page numbers in the clean copy of the registration statement.


General
--------

"1. Please provide a current consent in any amendment and ensure that the financial statements are updated as required by Item 310(g) of Regulation S-B. Since you do not meet all of the conditions of Item 310
      (g)(2) of Regulation S-B, you must provide audited financial statements for the year ended December 31, 2004 in any amendment filed after February 15, 2005."

      Audited financial statements for the year ended December 31, 2004, is provided in the SB-2/A. Please see pp. 54 - 64.

      Current auditor's consent is also provided as Exhibit 23.1.

"2. Please revise the documents to provide additional disclosures regarding the acquisition of the 80% interest in Beijing Dahua Real Estate Development, Ltd. ("Dahua Real Estate") by Bauer Invest Inc. ("Bauer"). We note that in some places, you describe this transaction as a reverse merger with a non-operating shell company, which would imply that the transaction would be accounted for as a recapitalization, rather than a business combination under FASA141. However in other places, you describe the transaction as being accounted for under purchase accounting in accordance with APB 16 (which has since been superseded by FASA 141). Please clarify your disclosures throughout the document to clearly state whether the transaction represents a recapitalization or a business combination."

      The disclosure has been revised to provide additional disclosure regarding the acquisition of the 80% interest in Dahua Real Estate by Bauer. Please see pp. 24 -25. We have also clarified our disclosure throughout the document to clearly state the transaction represents a recapitalization.


Cover
-----

"3.	Please clarify that the sales price will be fixed at $0.05 per share."

      We have revised the document to clarify that the sales price will be fixed at $0.05 per share. Please see pp. 3, 5, 14 and 17.

"4.	Please provide the dealer prospectus delivery obligation on the outside back cover page of the prospectus.  See Item 502(b) of Regulation S-B."

      The dealer prospectus delivery obligation has been provided. Please see page 2.


Financial Summary Information
-----------------------------

"5. Please revise to clarify the nature of the information presented, since the merger between the registrant and the private operating company was not effective prior to the dates presented."

      We have revised the financial summary information to clarify the nature of the information presented. Please see page 6.


Risk Factors, page 6
--------------------

"6. Please avoid the generic conclusions you reach in several of your risk factor headings and narratives that the risk could have a "materially adverse effect", "adverse effect", "material adverse effect" or "impact" on your business, operating results and/or financial condition. Instead, replace this language with specific disclosure of how your business, results and operations would be impacted. See risk factors 4-7, 10 and 12-14."

      We have revised all discussion regarding risk factors to avoid the generic conclusions, and added specific language with specific disclosure
      of how our business, results and operations would be impacted.   Please
      see revised disclosure for details on pp. 7-13.

"7. If true, please revise the heading to risk factor 3 to indicate that you "will" require additional funding as opposed to "may" require."

      Heading to risk factor 3 has been revised accordingly.

"8. The last sentence of risk factor 3 regarding dilution appears to discuss a risk distinct from the heading. Please revise to include a separate heading and expanded narrative discussing the risk posed by dilution."

      A separate risk factor discussion regarding dilution has been added. Please see Risk Factor No. 4.

"9. Please revise the hedging to risk factor 4 to clarify the risk posed by the regulatory approval process."

      Heading to this risk factor has been revised to read "We need permits, licenses or approvals form government authorities to begin our construction of the second phase project. If we fail to obtain all required licenses, permits, or approvals, we may have to cease our operations." Please see Risk Factor No. 5 on page 8.

"10. Risk factor 7 is generic and could apply to any company. In both the heading and the narrative, please explain the specific reasons why loss of any key executive might "severely impact your operations."

      We have revised the discussion to specifically explain the reasons why loss of any key executive might impact our operations. Please see Risk Factor No. 8 on page 8.

"11. Risk factor 13 suggests that you have begun generating revenue. Since it does not appear you have, please revise."

      We have revised the discussion and added a sentence to state that "To date we have not generated any revenue." Please see Risk Factor No. 16 on page 12.

"12. Please indicate in risk factor 14 whether you plan to undertake any hedging activity to minimize exchange rate fluctuations."

      We have revised the discussion and added a sentence to state that we have no current plans to undertake any hedging activity to minimize exchange rate fluctuations. Please see Risk Factor No. 17 on page 12.

"13. Revise the disclosure in risk factor 16 to clarify that you "will" be deemed a penny stock as opposed to "may" be deemed a penny stock."

      The risk factor has been revised to clarify that our securities will be deemed a penny stock. Please see Risk Factor No. 19 on page 12.

"14. Please insert a new risk factor clearly identifying the risks associated with the fact that your assets and officers and directors will be located outside of the US. Include similar disclosure in the business section. For guidance, refer to Item101 (g) of Regulation S-K."

      A separate risk factor has been added, the heading of which reads: "Our assets, officers and directors are located outside of the U.S. It is difficult to effect service of process and enforcement of legal judgments upon us and our officers and directors." Please see Risk Factor No. 15 on page 11.

Selling Security Holders, page 13
---------------------------------

"15.  Please indicate the control person(s) for each selling shareholder."

      Control persons for each selling shareholder have been disclosed. Please see page 17.

"16. We note that the shares issued to certain of the selling shareholders were offered pursuant to the exemption afforded under Regulation S. Regulation S requires that all offers be made to non-US persons, as defined. Supplementally provide the address for each selling shareholder."

      We have provided the address for each selling shareholder. Please see pp. 14-17.

"17. It appears Waywood Investments Ltd. and Comp Hotel International Ltd. had a material relationship with the company within the past 3 years. See
      Item 507 of Regulations S-B."

      The disclosure regarding the material relationship between the Company with each of Waywood Investments Ltd. and Comp Hotel International Ltd within the past 3 years has been added. Please see page. 17.


Organization within Last Five Years, page 22
--------------------------------------------

"18. We note your statement that the Form 10-SB filed June 2002 became effective on or about December 20, 2002. A Form 10-SB goes effective automatically upon the lapse of 60 days from the date of filing. As such, the Form 10-SB filed on June 10, 2002 went effective on or about August 10, 2002. The staff cleared the filing of comments on December 17, 2002."

      The disclosure has been revised to state that the registration statement (Form 10-SB) became effective on or about August 10, 2002. Please see page 24.

"19. Please disclose the promoters, control persons and affiliates of Norton Industries, Bauer Invest, Inc. and Dahua Real Estate."

      The promoters, control persons and affiliates of Norton are Mr. Jianjun Zhang, Waywood Investments Ltd., Comp Hotel International Ltd., and South Sea Petroleum Holdings Ltd. Waywood is a small business consulting firm organized in the British Virgin Islands. Mr. Jianjun Zhang is the sole shareholder of Waywood. From Norton's inception in March 2002, to February 2003, Waywood owned 100% of Norton, and Mr. Jianjun Zhang, from March 2002 to January 2005, was the sole director and executive officer of Norton. On February 26, 2003, Waywood sold 85%, or 4,250,000 shares, of Norton's capital shares to Comp Hotel for $42,500 in cash. Comp Hotel is a travel-related service provider operating in Hong Kong controlled by South Sea Petroleum, a Hong Kong corporation, whose principal business is the exploration and production of crude oil in Indonesia.

      The promoters, control persons and affiliates of Bauer Invest, Inc. and Dahua Real Estate are Mr. Yonglin Du and Dahua Group. In 2000, Mr. Du founded Dahua Group and has since been its Chairman of the Board of Directors and Chief Executive Officer. Dahua Group is a Beijing Municipal Government licensed construction project supervising business entity which is operating in Beijing, China. Since January 30, 2005, Mr. Du has been our Chairman of the Board of Directors and Chief Executive Officer.

      The above disclosure has been made on pp. 24-25.

"20. Please file the merger agreements between Norton and Bauer and between Bauer and Dahua Real Estate as exhibits and disclose the material terms of the acquisitions, including the monetary value of the shares exchanged along with any other consideration paid."

      The merger agreement between Norton and Bauer has been filed as Exhibit 2.1, and the share transfer agreement between Bauer and Project Management Group Co., Ltd. has been filed as Exhibit 2.3. The material terms of the acquisitions have been disclosed on page 23.

"21. We note that Dahua Real Estate is an 80% owned subsidiary. Please provide the identity of the person or persons that own the remaining 20%."

      Beijing Dahua Bidding Agency, a Beijing, China, corporation, owns the remaining 20% of capital stock of Dahua Real Estate. We have added the disclosure on pp. 24-25 in the section of "Organization Within Last Five Years."


Description of Business, page 23
--------------------------------

"22. Your attention is directed to the General Instructions to Form SB-2 and in particular B, General Requirements 2, in which issuers engaged in real estate activities are advised to consult the Industry Guides. Real estate companies also should refer to Items 13, 14 and 15 of Form S-11. As appropriate, please revise the filing."

      We have made the disclosure as required.  Please see pp. 38-39.

"23. We note that Dahua Real Estate has been given permission to provide certain services for housing, information consulting and sales of building, electrical and decorating materials but that it has not provided such services. Please elaborate on each of these services and indicate when, if ever, you plan to provide these services. If you do not plan to provide such services, please explain. To the extent you do, please discuss in the MD&A section what the anticipated impact offering these services will have on you r results of operations going forward."

      The disclosure has been revised to read as follows:

      "We, through our 80% owned subsidiary Beijing Dahua Real Estate Development Ltd., engage in the business of development, construction and sale of luxury single-family homes in the northern suburb of Beijing, China. In addition, we have been given permission by Beijing municipal governmental agencies to provide certain services for housing, information consulting, and sales of building, electrical, and decorating materials. Since inception we have not provided such services, and we have no current plans to offer such additional services. Under Chinese corporate law, a corporation is permitted to engage only in the business activities specified in its business license, rather than any and all business activities permitted by law. In anticipation of future expansion of their business scope, it is a common practice for Chinese corporations to include business activities as broad as necessary to afford room for future growth although they may or may not provide some of the services in the future." However, the Chinese corporate law was recently amended. Accordingly, we will engage only in the business of development, construction and sale of homes in Beijing, China, based on our business license newly issued by government. Therefore, the disclosure was revised. Please see page 25.

"24. Under "Development Projects" on page 23, you indicate that through the end of 2004, you sold 34 of the 76 units. If possible, please update the number o sales made to present. In addition, please explain the reason why you have not generated revenue form these sales. In this regard, and assuming $120 per square foot as indicated on page 23, it would appear that you have sold somewhere between $8.16 million and $20.4 million, depending on the size of the homes sold."

      The information has been updated as follows:

      "The construction began in July 2003 and was substantially completed in December 2004. As of the date of this prospectus, we are finishing up plumbing, wiring and landscaping. To date we have pre-sold 28 of the 76 units of the First Phase, out of which 4 units have been paid in full, while the rest are still being paid off in installments. Because we have not delivered the homes to the buyers, all funds received from the pre-sold units and installment payments are recorded as customer deposits until physical delivery and transfer of legal title. As of June 30, 2005,
      we had received customer deposits totaling $6.48 million."   Please see
      page 26.

"25. Under "Development Projects" on page 23, you also indicate that as of September 30, 2004, you had received deposits from the pre-sale of some units totaling $3.75 million. If possible, please update the number of such pre-sales made to present. In addition, please quantify the number of units for which you have actually received deposits and clarify weather any of these "pre-sales" have been included in the 34 units "sold".

      Please see our response to Comment 24 above.

"26. Under "Development Projects" on page 23, please expand on your discussion of the Second Phase to indicate the location of the project, the type, size and resale cost of the units to be offered, whether you will serve a s the sole developer of the project (including construction and sales), and what the anticipated time frame will be before all necessary licenses, permits or approvals are granted and assuming they are, the time frame when construction will begin and when sales will commence."

      The disclosure has been expanded as follows:

      "We are in the process of applying with Beijing municipal and Changping district government agencies for the requisite licenses, permits, and approvals in order to start our Second Phase of Dahua Garden, which will include 250 units of luxury single-family houses located in Chanping District, Beijing, China, on an approximately 267,000 square-meter site with a community clubhouse, creeks, ponds, and professionally manicured gardens and landscape. Each will be 3,000 to 5,000 square feet in size to be sold for RMB 4.5 to 6 million, or approximately $ 550,000 to $720,000. We will serve as the sole developer of the project, including construction and sales. The Second Phase is not contingent upon our successful completion of the First Phase. As of the date of this prospectus, the status of our applications for permits, licenses and approvals is set forth below:

      (i) We have entered into an agreement with the land owner, the Village Committee of Lutuan Village, Beiqijia Township, North Changping District, which has been approved by the government of Beiqijia Township;

      (ii) Upon receipt of such approval, we have submitted a proposal for the Second Phase development to the Development and Reconstruction Commission of Changping District, which, in turn, submitted the proposal to the Development and Reconstruction Commission of Beijing Municipal government;

     (iii) Upon receipt of the proposal, the Development and Reconstruction Commission of Beijing sent a letter to the Urban Planning Commission of Beijing for its opinion, which it is reviewing; and

      (iv) We are currently applying with the National Land Resource Bureau and Housing Administration Bureau of Beijing Municipality for the initial development rights and land use rights of the Second Phase development.

      In addition to the above permits and approvals, we will need a permit to commence construction by Beijing Municipal Construction Commission. We expect to obtain the permit before the end of 2005. There is no assurance that said permit will be issued within the timeframe anticipated. The construction will take up to 18 to 20 months to complete, and we expect to commence sales in middle of 2008." Please see pp. 26-27.

"27. Under "Home Construction" on page 23, please indicate whether Beijing Aocheng Construction Management Ltd. is a related party. Please disclose the salient issues with respect to your arrangement with Beijing Aocheng Construction Management Ltd. and file all agreements as exhibits."

      The disclosure has been provided as follows:

      "To assure quality, construction is monitored by Beijing Aocheng Construction Management Ltd. ("Aocheng") and by construction quality control authorities under the Changping District government. Aocheng is not a related party. We entered into an agreement with Aocheng on September 24, 2003. The agreement covers a period from October 15, 2003 to June 20, 2004. The total management fee was RMB 333,860, or approximately $40,000, paid in four installments: (1) 10% within 10 days after the management company staff enters the construction site; (2)
      60% within one week after the roof of the main building structure is completed; (3) 25% within 14 days after examination and acceptance of construction; and (4) 5% on the first anniversary of acceptance of construction. The agreement is herewith filed as Exhibit 10.2." Please see page 27.

"28. Under "Home Construction" on page 25, you disclose that you have not encountered any problems that would affect the delivery date of your First Phase units. Please indicate what the anticipated delivery date will be."

      The disclosure has been revised as follows:

      "To date, we have not encountered any problems that would affect the delivery date of our First Phase units, nor have we experienced a significant increase in prices of materials. The construction of the First Phase was substantially completed in December 2004. We are currently finishing up plumbing, wiring and landscaping. Upon completion we will submit all documentation required for recording and application for deeds. In China, the application process for deeds usually takes 3 to 5 months to complete. In practice, therefore, transfer of legal title usually takes place a few months after physical delivery of housing units. We expect to complete all the procedures by the end of 2006." Please see page 28.

"29. Please indicate whether you are subject as a general contractor to any bonding and/or insurance requirements and what these are. In addition we note the disclosure in Note 8 to the financial statements that you have historically not carried property or casualty insurance. Please advise as to the risks this poses."

      As the general contractor, we are not subject to any bonding and/or insurance requirements under Chinese law and common practice in housing construction. We may suffer heavy or total losses in the event of fire, earthquake or other disasters. We have made above disclosure on page 28.

      In addition, we have historically not carried property or casualty insurance. We have added the discussion of the risk this poses. Please see Risk Factor No. 10 on page 9.

"30. Under "Acquisition of Land-Use Rights" on page 26, please indicate the time frame for completing each of the 7 steps in your development process for the First Phase."

      The time frame for the acquisition of Land-Use Rights is set forth below:

      1. Signing of a land use rights transfer agreement with the owner of such rights, i.e. Lutuan Village Committee of Beiqijia County, Changping District, Beijing. Said agreement was then submitted to the Beiqijia County Government for approval (September 25, 2001).

      2. Preparation of a "Proposal of the First Phase of Dahua Low Density Residential Development Subdivision, which, after approval by Beiqijia County Government and Changping District Government, was submitted to the Development and Reconstruction Commission of Beijing Municipal Government for approval (2001).

      3. Approval of the Proposal by the Development and Reconstruction Commission of Beijing Municipal Government after consultation with Beijing Construction Commission and Planning Commission (June 12,
          2002).

      4. Submission of the Proposal by the Land Resources Bureau of Changping District to Beijing National Land Resources Bureau to apply for changing the nature of the proposed construction site from collective -owned land to state-owned land (November 8, 2002).

      5. Signing of a "Land Use Rights Transfer Agreement" with Beijing National Land Resources Bureau and Beijing Housing Administration, making payment of land use fee, and obtaining the "National Land Use Permit" (October 20, 2003).

      6. Submission of a detailed development plan to Beijing Planning Commission to obtain "Development Planning Permit" and "Development Construction Permit" (September 4, 2003 and September 28, 2003).

      7. Upon issuance of the four Permits as set forth above, submission of an application to Beijing National Land Resource Bureau and Beijing Housing Administration for the "Residential Housing Pre-sale Permit" (November 2003 and June 2, 2004).

	   Please see page 29.

"31.  It would appear the company must secure four permits as discussed on page
      26. Please file these permits as exhibits. Upon receipt we may have additional comments."

	These four permits have been herewith filed as Exhibits 10.1, 10.3. 10.4 and 10.5.

"32. Under "Sales and Marketing" on page 26, you refer to your "cancellation rate." Please disclose this rate and what it is."

      Subject to particular contract provisions, we generally permit purchasers to cancel their contractual obligations in the event mortgage approvals are unobtainable within a specified period of time and under certain other circumstances, including rescission rights which may be given under local law. We believe that our cancellation rate is consistent with that generally experienced at other similar home developments, which stands at 1%. To date, none of our contracts has been cancelled. Please see page 30.

"33. Under "Sales and Marketing" on page 27, we note that a deposit is required upon execution of a binding purchase contract. Please disclose the deposit amount required and how these funds are safeguarded until closing."

      The disclosure has been made as follows:

      "We do not provide financing to prospective homebuyers. Approximately 25% of home buyers in China currently use their savings or funds from their relatives to pay for the houses they buy. We are permitted to sell our homes before they are built. It usually takes 18 to 24 months from ground breaking to completion, within which the home buyers make installment payments to the developer. At the time of completion and delivery, the purchase price will have been paid in full. After viewing the model units, the potential buyer usually leave RMB10,000, or $1,200, refundable deposit, upon receipt of which we will hold the unit for that buyer. The potential buyer may withdraw the commitment within 2 weeks and receive a full refund of said deposit. The parties may also enter into a binding contract, and the buyer is required to make a 10% to 20% down payment at the time of signing. Thereafter, the buyer makes installment payments every 2 to 3 months until the purchase price is paid in full. The actual payment terms vary on a case-by-case basis depending on negotiations.

      It is customary in China that developers may, depending on the type of property, use up to 95% of the loan proceeds so obtained to meet their working capital needs. For low-price housing, setting aside 5% of the proceeds will suffice. Because our Dahua Garden project is considered luxury housing, the bank requires that 10% to 20% of the proceeds be set aside. On our balance sheets, such loan proceeds are treated as customer deposits. We have not taken any measure to safeguard customer deposits because currently Chinese law does not require that such deposits be placed in an escrow or trust account for safeguarding purpose."

      Please see page 31.

"34. We note that you do not provide financing to prospective homebuyers but will work closely with mortgage brokers and lenders to assist purchasers. Please elaborate on your efforts in this regard, including whether the company receives finder fees or referral fees from mortgage brokers or lenders. If so, discuss the arrangements or understandings. In addition, briefly discuss the mortgage lending environment in China, including availability of funds for units similar to those you offer, the interest rate climate, unique Chinese mortgage terms and any other material factors that might help investors in the United States better understand the financing arrangements and home mortgage environment in China."

      The disclosure is provided as follows:

      "The majority of home buyers in China need to finance their homes with mortgage loan from banks. To facilitate their mortgage application, most developers in China, including us, are involved in the buyers' mortgage application process. We first initiate negotiations with a bank to obtain a blanket lending commitment which covers all potential buyers for the homes to be built by us. If a potential buyer needs financing, we conduct a preliminary screening of the buyer's creditworthiness. Then we forward the mortgage applications to the bank for further processing, which usually takes 30 to 60 days. Upon approval of the mortgage extended to each buyer by the bank, the loan proceeds are transferred directly to our bank account, rather than the buyer's. We have not, and will not receive any finder's fee or referral fees from the bank.

      The life of a mortgage loan in China can be up to 30 years. Because our Dahua Garden project is considered luxury housing, the maximal life or mortgage loans is 20 years. The mortgage rates are dictated by the Chinese central government based on prime commercial lending rates. Due to competition among lending institutions, mortgage rates can be adjusted downward by up to 10%. On October 29, 2004, the rate for mortgages with a term of more than 5 years was raised from 5.04% to 5.31%. On March 17, 2005, the mortgage rate was raised again to 6.12%. Currently, the actual rates range from 5.51% to 6.12%, which are applied to primary residence and second home, respectively.

      Unlike the United States, deeds for newly-built homes in China are applied for by the developer with the government, which owns the land. Upon issuance of the deeds, the developer distributes the deeds to individual home owners. In order to obtain government approval of deeds, the developer must have obtained all requisite permits and licenses and paid all fees and taxes. Before the actual issuance of deeds, the ownership of the real property remains with the developer even if the homes have already been sold. Generally, the developer will wait until all homes are completed to apply for the deeds in a blanket application, which takes approximately 40 to 60 days. Before the issuance of deeds, the title to the homes legally remains the developer. As a result, we have not generated any revenue even though the homes have already been sold. To date we have sold 25 units out of the 76 units. All the sales were made on pre-sale basis. The revenue will be recognized when deeds are distributed to the buyers, which is expected by the end of December 2005."

      Please see pp. 31-32.

"35.	Please advise what role you will serve, if any, once all homes have been constructed and sold."

      Once all homes have been constructed and sold, we do not have any post-sale obligations. Please see page 31.


Management's Discussion and Analysis or Plan of Operation, page 29
------------------------------------------------------------------

"36. After providing undated financial statements for the year ended December 31, 2004, please revise the presentation to provide a comparative analysis against the prior year, in accordance with Item 303(b) of Regulation S-B, as appropriate. To the extent unaudited financial statements for any interim periods are required to be presented in any future amendments, the discussion of the results of operations for such periods should also include a comparison to the same period in the prior year."

      We have revised the discussion of results of operations with updated financial statements. The discussion of the results of operations for interim periods is also included. Please see pages 34-37.

Overview
--------

"37. Please note that Item 303(a) of Regulation S-B requires that you discuss your plan of operation for the next 12 months. In providing this information, please allocate the amounts necessary to cover all budgeted expenses deemed material. Discuss the anticipated milestones in implementing your plan of operation and the time frame for beginning and completing each."

      We have added the discussion of our plan of operations for the next 12 months, including its milestones, time frame and budgets. Please see detailed discussion on pp. 34-35 under the section of "Plan of Operations."

"38. Please file all material notes entered into to date. Disclose the total amount of the line of credit, the principal balance and the amount available."

      We also borrow from time to time based on an oral line of credit agreement from Dahua Project Management Group, our affiliate. There was no written line of credit agreement until June 20, 2005, to recapture the credit arrangement. The Line of Credit Agreement dated June 20, 2005 is attached hereto as exhibit 10.6. The funds so borrowed are unsecured and there is no upper limit on the amount of money that we can borrow from Dahua Group as long as there are funds available and we need it. The money we borrow under this arrangement bears interest at an annual rate of 6%, repayable within 30 days upon demand by lender. As of June 30, 2005, we have borrowed a total of $7.46 million, including accrued interest, based on such line of credit agreement. Please see page 36.


Change in and Disagreements with Accountants on Accounting and Financial
------------------------------------------------------------------------
Disclosure
----------

"39. Please revise your disclosure to state whether the report issued by your former accountant contained an adverse opinion, a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope of accounting principles, and if so, describe the nature of each such adverse opinion, disclaimer of opinion, modification of qualification. Note that this would include disclosure of uncertainty regarding the ability to continue as a going concern in the accountant's report. Also, please revise your disclosure to correct the references to the Public Company Accounting Oversight Board, or PCAOB."

      The disclosure has been revised as follows:

      "During the period as our independent public accountant, Stan H. Lee, CPA, issued a report for the period from March 8, 2002 (date of inception) to December 31, 2002. Stan H. Lee's report did not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principle, except that the report of Stan H. Lee for such period indicated conditions which raised substantial doubt about our ability to continue as a going concern." Please see pages 43-44.

      We have also revised our disclosure to correct the reference to the Public Company Accounting Oversight Board, or PCAOB.


Audit Opinions
--------------

"40. Please delete the reference in each opinion to generally accepted auditing standards as established by the AICPA's Auditing Standards Board. Such references are unnecessary because the previous auditing standards have been incorporated into the standards of the Public Company Accounting Oversight Board. Please direct your auditor to revise the reports accordingly."

      We have directed our auditor to revise its report accordingly. Please see page 54.


Certain Relationships and Related Party Transactions, page 35
-------------------------------------------------------------

"41. Please include the disclosure required by Item 404(d) of Regulation S-B for the past 5 years regarding promoters."

      The disclosure regarding our promoters for the past 5 years is as blow:

      "Prior to the reverse merger on January 30, 2005 between Bauer Invest Inc. and Norton Industries Corp., Comp Hotel International Ltd. ("Comp Hotel") and Waywood Investment Ltd. ("Waywood") collectively owned 100% of capital stock of our predecessor, Norton Industries Corp. On January 30, 2005, Comp Hotel and Waywood entered into a share exchange agreement with Bauer Invest Inc., a British Virgin Islands corporation ("Bauer"), pursuant to which Comp Hotel and Waywood sold all outstanding capital shares, or 5,000,000 shares of common stock of Norton, to Bauer in exchange for $100,000 in cash and 5% of the post-acquisition shares. As a result, Waywood and Comp Hotel received 150,000 and 850,000 shares, respectively, of our common stock as a result of the reverse merger on January 30, 2005. The numbers of shares they received were proportionate to the respective numbers of shares they originally owned in Norton Industries Corp.

      Waywood Investment Ltd. ("Waywood") is the sole promoter of our predecessor, Norton Industries Corp ("Norton"). Waywood is a small business consulting firm incorporated in the British Virgin Islands.
      Mr. Jianjun Zhang is the sole shareholder of Waywood. From inception of Norton until the reverse merger of Norton on January 30, 2005, Mr. Zhang was the sole director and officer of Norton. On February 26, 2003, Waywood entered into a stock purchase agreement with Comp Hotel International Ltd., a British Virgin Islands corporation ("Comp Hotel"), pursuant to which Comp Hotel acquired 4,250,000 shares, or 85%, of Norton's common stock from Waywood in exchange for $42,500 in cash. Comp Hotel is a travel-related service provider operating in Hong Kong controlled by South Sea Petroleum Holdings Limited, a Hong Kong corporation, whose principal business is the exploration and production of crude oil in Indonesia. Immediately prior to the date of reverse merger between Bauer Invest and Norton Industries Corp., Comp Hotel, owned 85%, and Waywood owned 15%, of the Norton's issued and outstanding shares, respectively.

      In connection with issuance of additional common shares as a result of capital increase in our subsidiary, pursuant to a no-dilution clause of the Share Exchange Agreement dated January 30, 2005 we entered into with Comp Hotel and Waywood, on September 21, 2005, we issued 212,500 and 37,500 shares of our common stock to Comp Hotel and Waywood, respectively."

      Please see pp. 39-40.

"42. Please identify the business nature of Waywood Investments and Comp Hotel and the control persons of such and their affiliation if any."

      Please refer to our response to Comment 41 above. Please see page 39.


Market for Common Equity and Related Stockholder Matters, page 35
-----------------------------------------------------------------

"43. We note the disclosure that the shares issued to Waywood and Comp Hotel can be sold under Rule 144. Please revise or provide the staff supplementally with an analysis as to why the company believes the securities held by affiliates or promoters of Norton, a shell company, can be sold under Rule 144. In this regard, please see the Ken Worm letter dated January 21, 2000."

      Revision has been made pursuant to the letter and spirit of the Ken
      Worm. We state that Rule 144 would not be available for resale transactions for securities issued by a blank check company, such as the shares held by Waywood Investments Ltd. (150,000 shares) and Comp Hotel International Ltd.(850,000 shares). The SEC is of the opinion that Rule 144 is not available for resale transactions for securities issued by a blank check company, like Norton, and, consequently, the resale of such securities cannot occur without registration under the Securities Act. Furthermore, promoters and affiliates of a blank check company and their transferees would be considered "underwriters" under the Securities Act when reselling the securities of a blank check company. The SEC also states that these securities can only be resold through a registered offering. Rule 144 would not be available for those resale transactions despite technical compliance with the requirements of Rule 144.

      Please see page 41.


Executive Compensation, page 37
-------------------------------

"44. Please indicate whether you intend to pay compensation to your officers in the future, and if so, how this compensation will be calculated."

      We have revised the disclosure as below.

      "We have contracted Beijing Guohong Dahua Economic Research Center, a member of the Dahua Group, to provide administrative and management services. Included in those services is the payment of officer salaries and provision of office space and other shared costs and services. We accrued $145,103 for each year ending December 31, 2004 and 2003 into short-term loans due to related parties for payment of the services." Please see page 41.


Financial Statements
--------------------

"45. It is unclear what the financial statements included in the registration statement represent, as they appear to combine elements of both recapitalization accounting and purchase accounting. Specifically, we note audited finical statements for Bauer are included for the nine months ended September 30, 2004, and the financial statements of Dahua Real Estate are included for the periods ended September 30, 2004, and December 31, 2003 and 2002. The financial statements for Bauer describe it as a shell company with minimal operations prior to the acquisition of the 80% interest in Dahua Real Estate. If this is the case, the transaction would be treated as a recapitalization rather than a business combination and accordingly, the financial statements of Bauer would be retroactively restated to be those of Dahua Real Estate of periods prior to the merger, but would reflect the post-merger capital structure of Bauer. As a result, the standalone finical statements of Dahua Real Estate would not need to be included in the registration statement. Currently, the financial statements of Bauer appear to imply that a business combination occurred, as the results of operations are only included from the date of the acquisition forward. Please supplementally advise us how you determined what financial statements should be included, and the relevant accounting literature or SEC rules on which this conclusion was based. Alternatively, please revise the financial statements as described above. We may have additional comments after reviewing your response."

      The attached financial statements of Bauer Invest Inc. for the years ended December 31, 2004 and 2003 are essentially the financial statements of Dahua Real Estate, the 80% subsidiary, retroactively restated to reflect the post-merger capital structure of Bauer. Dahua Real Estate's standalone financial statements have been eliminated. Additionally, consolidated financial statements of Dahua as of March 31, 2005 have been included. Dahua's statements are essentially the financial statements of Bauer, retroactively restated to reflect the post-merger capital structure of Dahua.

"46. Since the merger was consummated in January 2005, after the date of the latest balance sheet presented (December 31, 2004 after the required updating), the Form SB-2 should include the financial statements of Norton Industries Corp for the years ended December 31, 2004 and 2003. In addition, the restated financial statements of Bauer should also be included for the same periods as previously discussed."

      Financial statements of Norton have been included for the years ended December 31, 2004 and 2003. Financial statements of Bauer have been addressed in the response to comment 45, above.

"47. In the footnotes to the financial statements, please provide disclosure of the expected impact of accounting pronouncements that have been issued but are not yet effective in accordance with Staff Accounting Bulleting No. 74."

      Note 3 in Bauer's financial statements contain the required SAB 74 disclosure of recent accounting pronouncements.

"48. Please disclose in the footnotes to the financial statements the nature of your relations to Dahua Group, as described on page 34."

      Note 8 in Bauer's financial statements explains the relationship between Dahua Inc. and Dahua Group; the companies share common directors and officers.

"49. Please provide footnotes disclosure of the principal components of inventory at the dates presented."

      Note 5 in Bauer's financial statements discloses the principal components of inventory.


Note 4 - Loans Receivable
-------------------------

"50. Please tell us supplementally what the loans receivable relate to and why you believe that no valuation allowance is required. Also, please tell whether such amounts are due from a related party. If the amounts are due from a related party, revise the description on the balance sheet and footnotes accordingly."

      Note 4 in Bauer's financial statements disclose that a valuation allowance was recorded for the full receivable amount at December 31, 2004.


Note 6 - Related Party Transactions
-----------------------------------

"51. We note interest expense for the related party loans was $98,161 for the year ended December 31, 2003, but no interest expense was recorded for the nine months ended September 30, 2004, because "the note was negotiated to carry no interest during 2004". Please tell us supplementally why no interest expense was recorded for the period. All costs of doing business should be included in the registrant's financial statements, including expenses incurred on its behalf by its major shareholders. See Staff Accounting Bulletin Topics 1.B.1 and 5.T. Please revise the financial statements accordingly, or explain supplementally why you believe that no revision is required."

      The financial statements have been revised to record interest on the related party loans, and Note 8 has been updated accordingly.

"52. On page 34, you state that your facilities are provided at no charge by your affiliate, Dahua Group, and on Page 37, you state that Dahua Group currently pays all compensation to your executive officers. As previously discussed, all costs of doing business should be included in the registrant's financial statements. Please revise the financial statements to record all expenses incurred on behalf of the company and disclose the nature of these relationships in the footnotes."

      Note 8 to the financial statements states that compensation was accrued in related party notes payable. We have also revised our disclosure accordingly. Please see page 41 under the section of "Executive Compensation."


Part II
-------

Item 26, Recent Sales of Unregistered Securities
------------------------------------------------

"53. Please provide the information required by Item 701 of Regulation S-B for the stock purchase agreement entered into between Waywood and Comp Hotel and file the agreement as an exhibit. In addition, please supplementally advise the staff how this transaction was not made in contravention to the disclosure set forth in the company's Form 10-SB where you state
      Mr. Zhang will not:

      [D]irectly or indirectly, including through Waywood, engage in the business of buying and selling the Company's securities for his/its own account through a broker or otherwise as part of a regular business. The proposed transactions as described in this registration statement will only involve the Company's own securities, and will occur only upon consummation of a merger or acquisition transaction."

      For lack of cash, when Waywood sold the shares to Comp Hotel, the parties missed the issue, which did not catch their attention until we received your comments. Neither party was willing to rescind the transaction. At this point we do not know as to what course of action we should take.

      The stock purchase agreement between Waywood and Comp Hotel is filed herewith as Exhibit 2.2.

"54. Please clarify the transaction where 19 million shares were issued to the Shareholders of Bauer and disclose the consideration received."

      The disclosure has been clarified as below:

      "On January 30, 2005, Waywood and Comp Hotel entered into a share exchange agreement with Bauer Invest Inc. for a reverse acquisition. Pursuant to the agreement, Waywood and Comp Hotel sold all of their capital stock, or 5,000,000 shares of common stock, to Bauer for retirement in exchange for $100,000 in cash and 1,000,000 shares of our post-merger common stock. To effectuate the reverse acquisition, we issued 19,000,000 shares of our common shares to 108 shareholders of Bauer in exchange for 100% of shares in Bauer on a pro rata basis, i.e. the number of shares received by each shareholder is proportionate to the number of shares he/she had originally owned in Bauer. All shares were issued under the exemption from registration provided by Regulation S of the Securities Act of 1933, as amended. All share recipients are residents outside of the United
      States; the transaction took place outside the United States; and no directed selling efforts were made in the United States." Please see page 72.


Item 27, Exhibits
-----------------

"55. Please revise Exhibit 21 to include Dahua Real Estate or advise why such a revision is not necessary."

      Exhibit 21 has been revised to include Dahua Real Estate.  Please see
      Exhibit 21.


      [Space below is intentionally left blank]


      Please feel free to call at (212) 809-1200 if you have any questions.



                                            Very truly yours,


                                           /s/ William G. Hu
                                           ------------------
                                           William G. Hu, Esq.
							 Law Offices of William G. Hu



Cc:	William Bennett
	Carlton Tartar